SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
Please Retain This Supplement for Future Reference
October 27, 2026
PROSTKR26-43